SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 15,128,719	$ 6,668,104
Upper limit amount of deposits at each bank covered by insurance		¥ 500,000	76,315
Cash and cash equivalents uninsured	$ 13,656,927
RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 15,128,719	$ 6,668,104